BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Mar. 31, 2022
Basic And Diluted Loss Per Share
BASIC AND DILUTED LOSS PER SHARE

18. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Group by the weighted average number of ordinary shares in issue during the year.

	Year ended March 31,
	2022	2021

(Loss) attributable to equity holders of the company ($)	(6,268,197)	(3,353,507)
Weighted average number of ordinary shares in issue	979,212,888	672,767,629
Basic and dilutive loss per share (cents per share)	(0.01)	(0.01)

Year ended March 31,
2020

(Loss) attributable to equity holders of the company ($)	(1,544,059)
Weighted average number of ordinary shares in issue	595,474,039
Basic and dilutive loss per share (cents per share)	(0.00)

As the Group is reporting a loss from continuing operations for the year then, in accordance with IAS 33, the share options are not considered dilutive because the exercise of the share options would have an anti-dilutive effect. The basic and diluted earnings per share as presented on the face of the Statement of comprehensive income are therefore identical.